Unabsorbed cost due to production stoppage	12 Months Ended
Dec. 31, 2024
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage

22.   Unabsorbed cost due to production stoppage

This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Services provided by third parties	1,528	5,654	7,608
Short-term and low-value lease	434	644	1,180
Electricity and water	98	1,741	2,510
Consumption of materials and supplies	50	917	1,155
Transport	17	316	301
Insurances	—	2,782	867
Direct labor	—	6,144	6,505
Maintenance and repairment	—	606	330
Rights	—	590	1,285
Mining easement	—	177	214
Others	8	322	1,103

	2,135	19,893	23,058

During the year 2024, the unabsorbed cost due to production stoppage correspond to El Brocal, due to the temporary suspension of the operations of the Open North pit (Uchucchacua and Río Seco mining units in the years 2023 and 2022), see note 1(b).